Consolidated statement of financial position - AUD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Current assets
Cash and cash equivalents	$ 710,346	$ 123,237
Trade and other receivables	139,445	64,777
Inventories	38,144	17,310
Current tax asset	9,514	7,656
Other current assets	21,115	19,524
Total current assets	918,564	232,504
Non-current assets
Financial assets	56,093	12,260
Deferred tax assets	46,737	20,452
Property, plant and equipment	44,949	23,170
Right-of-use assets	9,372	7,323
Intangible assets	416,134	109,663
Other non-current assets	24,582	586
Total non-current assets	597,867	173,454
Total assets	1,516,431	405,958
Current liabilities
Trade and other payables	139,927	81,704
Borrowings	18,990	964
Current tax payable	48,577	19,164
Contract liabilities	11,248	10,995
Lease liabilities	2,496	595
Provisions	930	577
Contingent consideration	85,910	37,153
Employee benefit obligations	22,834	13,912
Total current liabilities	330,912	165,064
Non-current liabilities
Borrowings	551,821	8,209
Contract liabilities	3,288	12,162
Lease liabilities	8,141	7,677
Deferred tax liabilities	9,381	0
Provisions	13,772	8,004
Contingent consideration	30,406	55,601
Employee benefit obligations	497	330
Total non-current liabilities	617,306	91,983
Total liabilities	948,218	257,047
Net assets	568,213	148,911
Equity
Share capital	596,776	446,268
Share capital reserve	25,745	(62,829)
Other reserves	158,654	29,137
Accumulated losses	(212,962)	(263,665)
Total equity	$ 568,213	$ 148,911